UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Barrett Opportunity Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.33%
Beverage and Tobacco Product Manufacturing - 1.62%
PepsiCo., Inc.	10,000	$1,001,000
Building Material and Garden Equipment and Supplies Dealers - 0.84%
The Home Depot, Inc.	4,000	517,600
Chemical Manufacturing - 3.59%
Abbott Laboratories	12,000	456,840
AbbVie, Inc.	12,000	729,600
Johnson & Johnson	5,000	556,500
Pfizer, Inc.	15,000	482,100
		2,225,040
Computer and Electronic Product Manufacturing - 6.24%
Apple, Inc.	5,000	552,600
Koninklijke Philips Electronics NV - NY Registered Shares - ADR	115,710	3,310,463
		3,863,063
Credit Intermediation and Related Activities - 15.04%
The Bank of New York Mellon Corp.	196,471	9,316,655
Data Processing, Hosting and Related Services - 2.32%
Automatic Data Processing, Inc.	15,000	1,440,300
Insurance Carriers and Related Activities - 6.01%
Berkshire Hathaway, Inc. - Class B (a)	4,000	629,760
Chubb Ltd. - ADR	24,152	3,091,456
		3,721,216
Merchant Wholesalers, Nondurable Goods - 3.02%
Monsanto Co.	18,242	1,873,636
Miscellaneous Manufacturing - 2.77%
3M Co.	10,000	1,717,400
Other Information Services - 2.14%
Alphabet, Inc. - Class C (a)	1,750	1,326,570
Petroleum and Coal Products Manufacturing - 14.89%
Murphy Oil Corp.	60,600	2,054,946
Murphy USA, Inc. (a)	21,825	1,488,246
Royal Dutch Shell PLC - Class A - ADR	111,100	5,677,210
		9,220,402
Publishing Industries (except Internet) - 0.97%
Microsoft Corp.	10,000	602,600
Real Estate - 1.24%
Alexander & Baldwin, Inc.	17,500	771,225
Transportation Equipment Manufacturing - 17.10%
General Dynamics Corp.	60,400	10,591,140
Waste Management and Remediation Services - 1.05%
TRC Cos., Inc. (a)	66,850	648,445
Wood Product Manufacturing - 2.49%
Leucadia National Corp.	70,000	1,541,400
Total Common Stocks (Cost $11,436,269)		50,377,692

REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.08%
Real Estate - 8.08%
Forest City Realty Trust, Inc. - Class A	77,400	1,431,126
Forest City Realty Trust, Inc. - Class B (b)	112,500	2,116,125
Rayonier, Inc.	54,985	1,457,653
Total Real Estate Investment Trusts (Cost $613,893)		5,004,904

SHORT-TERM INVESTMENTS - 10.49%
Money Market Funds - 10.49%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.28% (c)	6,494,694	6,494,694
Total Short-Term Investments (Cost $6,494,694)		6,494,694

Total Investments (Cost $18,544,856) - 99.90%		61,877,290
Other Assets in Excess of Liabilities - 0.10%		64,606
Total Net Assets - 100.00%		$61,941,896

Percentages stated are a percentage of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Convertible into Forest City Realty Trust, Inc. - Class A shares.
(c)	Variable rate security. The rate listed is as of November 30, 2016.

The accompanying notes are an integral part of this Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

1)	Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund's Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

	Level 1 -	quoted prices in active markets for identical investments as of the measurement date
	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of November 30, 2016. The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks
Administrative Support and Waste Management	$648,445	$-	$-	$648,445
Finance & Insurance	13,037,871	-	-	13,037,871
Information	3,369,470	-	-	3,369,470
Manufacturing	30,159,445	-	-	30,159,445
Real Estate, Rental & Leasing	771,225	-	-	771,225
Retail Trade	517,600	-	-	517,600
Wholesale Trade	1,873,636	-	-	1,873,636
Total Common Stocks	50,377,692	-	-	50,377,692
REITs	5,004,904	-	-	5,004,904
Money Market Funds	6,494,694	-	-	6,494,694

	Total Assets	$61,877,290	$-	$-	$61,877,290

There were no transfers of securities between levels during the reporting period. The Fund did not hold any level 3 securities during the period. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

2)	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows**:

	Cost of investments	$18,544,856
	Gross unrealized appreciation	43,332,434
	Gross unrealized depreciation	-
	Net unrealized appreciation	$43,332,434

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financials Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barrett Opportunity Fund

By (Signature and Title)  /s/ Peter H. Shriver
   Peter H. Shriver, President

Date  January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Peter H. Shriver
Peter H. Shriver, President

Date  January 12, 2017

By (Signature and Title)*  /s/ John G. Youngman
John G. Youngman, Treasurer

Date  January 12, 2017

* Print the name and title of each signing officer under his or her signature.